REVENUE RECOGNITION, Contract Asset and Contract Liability (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Contract Assets [Abstract]
Deferred sales commissions	$ 303	$ 364	$ 266
Contract Liabilities [Abstract]
Deferred revenue retail	231	231	468
Deferred set-up revenues	110	101	92
Deferred revenue brands	144	118	0
Contract liabilities	$ 485	$ 450	$ 560	$ 323